N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Innovations (Series II) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.41%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Innovations | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	24.41%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%